COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2016
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating leases agreements
Years ending	RMB
2017	22,104
2018	18,639
2019	1,054
2020	—
2021 and thereafter	—